UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-719_

Value Line Premier Growth Fund, Inc.

(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017

(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2007

Date of reporting period: December 31, 2007

Item I. Reports to Stockholders.

A copy of the Annual Report to Stockholders for the period ended 12/31/07 is included with this Form.

INVESTMENT ADVISER	Value Line, Inc. 220 East 42nd Street New York, NY 10017-5891

DISTRIBUTOR	Value Line Securities, Inc. 220 East 42nd Street New York, NY 10017-5891

CUSTODIAN BANK	State Street Bank and Trust Co. 225 Franklin Street Boston, MA 02110

SHAREHOLDER SERVICING AGENT	State Street Bank and Trust Co. c/o BFDS P.O. Box 219729 Kansas City, MO 64121-9729

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP 300 Madison Avenue New York, NY 10017

LEGAL COUNSEL	Peter D. Lowenstein, Esq. 496 Valley Road Cos Cob, CT 06807-0272

DIRECTORS	Jean Bernhard Buttner John W. Chandler Frances T. Newton Francis C. Oakley David H. Porter Paul Craig Roberts Nancy-Beth Sheerr

OFFICERS
Jean Bernhard Buttner
Chairman and President
David T. Henigson
Vice President/
Secretary/Chief
Compliance Officer
Stephen R. Anastasio
Treasurer
Howard A. Brecher
Assistant Secretary/
Assistant Treasurer

This audited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#540345

ANNUAL REPORT

December 31, 2007

Value Line
Premier Growth
Fund, Inc.

Value Line Premier Growth Fund, Inc.

To Our Value Line Premier

To Our Shareholders (unaudited):

We are pleased to report that the Value Line Premier Growth Fund earned a total return of 18.30% in 2007, versus a total return of 5.49% for the Standard & Poor’s 500 Index(1).

According to mutual fund advisory firm Morningstar, your Fund merited an overall Return Rating of Above Average and an overall Risk Rating of Below Average, compared to other funds in the mid-cap growth category as of December 31, 2007. The Fund has consistently posted superior return numbers, relative to its peers. At the same time, it has exposed shareholders to less risk than peer funds.

Our disciplined investment strategy is responsible for the rewarding results. We focus on stocks with strong stock price momentum and strong earnings momentum. If the holding subsequently lags on these measures, we quickly sell. A solid defense, avoiding major losses, is at least as important as a strong offense. Laggards can always be replaced with issues demonstrating superior momentum. Also reducing risk is our concentration on companies with long-term records of consistent success, as reflected in steady advancement of both earnings and stock price. This is truly a portfolio of growth stocks.

Yet another way we minimize risk is through the portfolio’s wide diversification. The approximately 400 holdings are spread across a wide variety of industries. Moreover, the largest 20 holdings comprise only about 14% of assets. The diversification applies across size of company, too, as measured by market capitalization. Large-cap stocks comprise currently about 45% of our holdings; mid-cap 45%; and small-cap 10%.

We will maintain the investment discipline that has proved so successful for your Fund. Thank you for investing with us.

Sincerely,

Jean Bernhard Buttner
Chairman and President

February 1, 2008

(1)	The Standard & Poor’s 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.

Value Line Premier Growth Fund, Inc.

Growth Fund Shareholders

Economic Observations (unaudited)

The year-ahead economic outlook is growing increasingly guarded, with weakness now present in the major consumer and industrial markets. What’s more, there is no quick or easy solution for what ails the U.S. economy, with softness likely to continue in housing, retailing, and employment. The economy, which began to slow noticeably during the final quarter of 2007, when gross domestic product growth slowed to a minuscule 0.6%, is unlikely to pick up meaningfully until later in the new year—if then. Indeed, we now think there is at least an even chance that the United States will fall into a recession in 2008.

Moreover, even a modest rate of business growth this year—which would be a best-case scenario—assumes that there will be no exogenous shocks to the system, such as a worsening of the situation in the Middle East or a further surge in oil prices. Either of these events, along with a marked worsening of the housing slump or a serious miscalculation by the Federal Reserve on the interest-rate front (where the nation’s central bank is now taking aggressive action), might prove sufficiently troubling to almost assure a recession—and perhaps a moderate to severe one—or generate an unwanted increase in inflation.

Currently, inflation remains under control for the most part, thanks to generally contained labor costs and steady levels of productivity growth (i.e., labor cost efficiency). Adequate supplies of raw materials should also help keep the costs of production from undue escalation. We caution, though, that as the pace of economic growth accelerates after 2008 and 2009, some increase in pricing pressures may emerge. Absent a stronger long-term business expansion than we now forecast, or a further surge in oil prices, inflation should be held in relative check through the early years of the next decade.

Performance data shown represents past performance and is no guarantee of future results. Investment return and principle value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit vlfunds.com for most recent month-end performance.

Value Line Premier Growth Fund, Inc.

(unaudited)

The following graph compares the performance of the Value Line Premier Growth Fund, Inc. to that of the S&P 500 Index. The Value Line Premier Growth Fund, Inc. is a professionally managed mutual fund, while the Index is not available for investment and is unmanaged. The returns for the Index do not reflect charges, expenses or taxes but do include the reinvestment of dividends. The comparison is shown for illustrative purposes only.

Comparison of a Change in Value of a $10,000 Investment
in the Value Line Premier Growth Fund, Inc.
and the S&P 500 Stock Index*

*	The Standard and Poor’s 500 Stock Index is an unmanaged index that is representative of the larger-capitalization stocks traded in the United States.

Performance Data:**

	Average Annual Total Return	Growth of an Assumed Investment of $10,000
1 year ended 12/31/07	18.30%	$11,830
5 years ended 12/31/07	17.51%	$22,406
10 years ended 12/31/07	11.85%	$30,646

**	The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Value Line Premier Growth Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 through December 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 7/1/07	Ending account value 12/31/07	Expenses* paid during period 7/1/07 thru 12/31/07
Actual	$1,000.00	$1,045.20	$5.72
Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.65

*	Expenses are equal to the Fund’s annualized expense ratio of 1.11% multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line Premier Growth Fund, Inc.

Portfolio Highlights at December 31, 2007 (unaudited)

Ten Largest Holdings

Issue	Shares	Value	Percentage of Net Assets
Intuitive Surgical, Inc.	20,000	$6,490,000	1.14%
Vimpel-Communications ADR	127,500	$5,304,000	0.93%
Hansen Natural Corp.	88,000	$3,897,520	0.68%
Jacobs Engineering Group, Inc.	40,000	$3,824,400	0.67%
Petroleo Brasileiro S.A.—Petrobras ADR	32,000	$3,687,680	0.65%
Tenaris S.A. ADR	77,500	$3,466,575	0.61%
Google, Inc. Class A	5,000	$3,457,400	0.61%
Henry Schein, Inc.	56,000	$3,438,400	0.60%
Range Resources Corp.	66,000	$3,389,760	0.59%
Banco Itau Holding Financeira S.A. ADR	131,000	$3,387,660	0.59%

Asset Allocation — Percentage of Total Net Assets

Sector Weightings — Percentage of Total Investment Securities

Value Line Premier Growth Fund, Inc.

Schedule of Investments        December 31, 2007

Shares		Value
COMMON STOCKS (96.1%)

	ADVERTISING (0.4%)
30,000	Focus Media Holding Ltd. ADR *	$1,704,300
17,000	R.H. Donnelley Corp. *	620,160
		2,324,460
	AEROSPACE/DEFENSE (3.5%)
12,000	Alliant Techsystems, Inc. *	1,365,120
36,000	BE Aerospace, Inc. *	1,904,400
13,000	Boeing Co. (The)	1,136,980
20,989	DRS Technologies, Inc.	1,139,073
7,000	Esterline Technologies Corp. *	362,250
15,600	General Dynamics Corp.	1,388,244
17,400	Goodrich Corp.	1,228,614
12,500	L-3 Communications Holdings, Inc.	1,324,250
11,000	Lockheed Martin Corp.	1,157,860
15,000	Northrop Grumman Corp.	1,179,600
18,000	Orbital Sciences Corp. *	441,360
23,800	Precision Castparts Corp.	3,301,060
18,400	Raytheon Co.	1,116,880
19,600	Rockwell Collins, Inc.	1,410,612
27,000	Teledyne Technologies, Inc. *	1,439,910
		19,896,213
	AIR TRANSPORT (0.3%)
106,500	Lan Airlines S.A. ADR	1,428,165

	APPAREL (0.9%)
36,000	Gildan Activewear, Inc. Class A *	1,481,760
46,000	Guess?, Inc.	1,742,940
30,000	Phillips-Van Heusen Corp.	1,105,800
15,000	VF Corp.	1,029,900
		5,360,400
	AUTO & TRUCK (0.1%)
8,000	Toyota Motor Corp. ADR	849,360

	AUTO PARTS (1.0%)
13,000	Autoliv, Inc.	685,230
32,000	BorgWarner, Inc.	1,549,120
60,000	Johnson Controls, Inc.	2,162,400
52,000	LKQ Corp. *	1,093,040
		5,489,790
	BANK (0.6%)
25,000	Bank of Hawaii Corp.	$1,278,500
21,000	Marshall & Ilsley Corp.	556,080
7,322	PNC Financial Services Group, Inc.	480,689
30,000	Wells Fargo & Co.	905,700
		3,220,969
	BANK — CANADIAN (0.7%)
13,300	Bank of Montreal	752,780
22,100	Bank of Nova Scotia	1,116,050
8,200	Canadian Imperial Bank of Commerce	585,726
23,400	Royal Bank of Canada	1,194,336
7,400	Toronto-Dominion Bank (The)	517,630
		4,166,522
	BANK — FOREIGN (2.1%)
68,800	Banco Bilbao Vizcaya Argentaria, S.A. ADR	1,668,400
131,000	Banco Itau Holding Financeira S.A. ADR	3,387,660
35,000	Bancolombia S.A. ADR	1,190,700
60,000	Banco Santander Central Hispano S.A. ADR	1,292,400
5,500	Banco Santander Chile S.A. ADR	280,445
32,000	ICICI Bank Ltd. ADR	1,968,000
12,200	Kookmin Bank ADR	894,504
10,000	Unibanco—Uniao de Bancos Brasileiros S.A. GDR	1,396,400
		12,078,509
	BANK — MIDWEST (0.3%)
8,390	Commerce Bancshares, Inc.	376,353
17,900	Northern Trust Corp.	1,370,782
		1,747,135
	BEVERAGE — SOFT DRINK (2.0%)
19,000	Coca-Cola Co. (The)	1,166,030
29,000	Companhia de Bebidas das Americas ADR	2,059,870
20,000	Fomento Economico Mexicano S.A.B. de C.V. ADR Unit 1 Ser. B	763,400
88,000	Hansen Natural Corp. *	3,897,520
28,300	Pepsi Bottling Group, Inc. (The)	1,116,718
35,000	PepsiAmericas, Inc.	1,166,200
17,000	PepsiCo, Inc.	1,290,300
		11,460,038

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Schedule of Investments

Shares		Value
	BIOTECHNOLOGY (0.4%)
18,000	Techne Corp. *	$1,188,900
12,800	United Therapeutics Corp. *	1,249,920
		2,438,820
	BUILDING MATERIALS (1.3%)
10,800	Ameron International Corp.	995,220
12,000	Fluor Corp.	1,748,640
40,000	Jacobs Engineering Group, Inc. *	3,824,400
24,000	Simpson Manufacturing Company, Inc.	638,160
		7,206,420
	CABLE TV (0.7%)
41,000	DIRECTV Group, Inc. (The) *	947,920
37,800	Rogers Communications, Inc. Class B	1,710,450
59,000	Shaw Communications, Inc. Class B	1,397,120
		4,055,490
	CANADIAN ENERGY (0.8%)
20,000	Nexen, Inc.	645,400
7,000	Petro-Canada	375,340
19,000	Suncor Energy, Inc.	2,065,870
17,000	Talisman Energy, Inc.	314,840
26,000	TransCanada Corp.	1,064,180
		4,465,630
	CEMENT & AGGREGATES (0.3%)
8,000	Martin Marietta Materials, Inc.	1,060,800
11,537	Vulcan Materials Co.	912,496
		1,973,296
	CHEMICAL — BASIC (0.6%)
21,000	Agrium, Inc.	1,516,410
14,000	Potash Corporation of Saskatchewan, Inc.	2,015,440
		3,531,850
	CHEMICAL — DIVERSIFIED (2.1%)
15,000	Air Products & Chemicals, Inc.	$1,479,450
44,000	Albemarle Corp.	1,815,000
16,000	Bayer AG ADR	1,447,200
5,000	Cytec Industries, Inc.	307,900
22,000	FMC Corp.	1,200,100
28,000	Monsanto Co.	3,127,320
25,000	Pall Corp.	1,008,000
6,000	Veolia Environnement ADR	545,880
22,000	Zoltek Companies, Inc. *	943,140
		11,873,990
	CHEMICAL — SPECIALTY (2.5%)
29,000	Airgas, Inc.	1,511,190
11,400	CF Industries Holdings, Inc.	1,254,684
26,000	Ecolab, Inc.	1,331,460
15,000	H.B. Fuller Co.	336,750
17,500	Lubrizol Corp. (The)	947,800
19,000	Mosaic Co. (The) *	1,792,460
30,000	Praxair, Inc.	2,661,300
16,000	Sherwin-Williams Co. (The)	928,640
30,000	Sigma-Aldrich Corp.	1,638,000
36,800	Syngenta AG ADR	1,864,288
		14,266,572
	COMPUTER & PERIPHERALS (1.3%)
62,000	EMC Corp. *	1,148,860
32,000	Hewlett-Packard Co.	1,615,360
18,600	MICROS Systems, Inc. *	1,304,976
42,300	NCR Corp. *	1,061,730
8,400	Riverbed Technology, Inc. *	224,616
16,000	Synaptics, Inc. *	658,560
38,000	Western Digital Corp. *	1,147,980
		7,162,082

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

December 31, 2007

Shares		Value
	COMPUTER SOFTWARE & SERVICES (2.6%)
28,000	Accenture Ltd. Class A	$1,008,840
60,000	ANSYS, Inc. *	2,487,600
60,000	Cognizant Technology Solutions Corp. Class A *	2,036,400
17,000	DST Systems, Inc. *	1,403,350
28,400	Infosys Technologies Ltd. ADR	1,288,224
33,000	Microsoft Corp.	1,174,800
18,000	NAVTEQ Corp. *	1,360,800
14,000	Omniture, Inc. *	466,060
52,000	Oracle Corp. *	1,174,160
42,000	Satyam Computer Services Ltd. ADR	1,122,240
34,000	SEI Investments Co.	1,093,780
		14,616,254
	DIVERSIFIED COMPANIES (3.8%)
85,000	ABB Ltd. ADR	2,448,000
16,000	Acuity Brands, Inc.	720,000
33,000	AMETEK, Inc.	1,545,720
35,600	Barnes Group, Inc.	1,188,684
18,300	Brink’s Co. (The)	1,093,242
34,875	Brookfield Asset Management, Inc. Class A	1,243,991
16,000	Danaher Corp.	1,403,840
19,000	Honeywell International, Inc.	1,169,830
17,200	ITT Corp.	1,135,888
55,500	McDermott International, Inc. *	3,276,165
15,000	Parker Hannifin Corp.	1,129,650
12,700	SPX Corp.	1,306,195
19,000	Textron, Inc.	1,354,700
17,000	United Technologies Corp.	1,301,180
13,700	Valmont Industries, Inc.	1,220,944
		21,538,029
	DRUG (2.7%)
28,000	Alexion Pharmaceuticals, Inc. *	2,100,840
17,200	Allergan, Inc.	1,104,928
52,000	Celgene Corp. *	2,402,920
18,400	Covance, Inc. *	1,593,808
42,000	Gilead Sciences, Inc. *	1,932,420
32,500	Immucor, Inc. *	$1,104,675
27,000	LifeCell Corp. *	1,163,970
20,800	Novo Nordisk A/S ADR	1,349,088
32,000	Pharmaceutical Product Development, Inc.	1,291,840
18,000	Pharmion Corp. *	1,131,480
		15,175,969
	E-COMMERCE (0.5%)
19,600	Ctrip.com International Ltd. ADR	1,126,412
30,000	Salesforce.com, Inc. *	1,880,700
		3,007,112
	EDUCATIONAL SERVICES (0.5%)
15,000	Blackboard, Inc. *	603,750
15,500	ITT Educational Services, Inc. *	1,321,685
6,700	Strayer Education, Inc.	1,142,886
		3,068,321
	ELECTRICAL EQUIPMENT (2.4%)
6,000	Baldor Electric Co.	201,960
23,200	Cooper Industries Ltd. Class A	1,226,816
24,000	Emerson Electric Co.	1,359,840
44,000	FLIR Systems, Inc. *	1,377,200
24,000	Garmin Ltd.	2,328,000
27,000	General Cable Corp. *	1,978,560
7,900	Siemens AG ADR	1,243,144
21,500	Thomas & Betts Corp. *	1,054,360
41,600	Trimble Navigation Ltd. *	1,257,984
12,600	W.W. Grainger, Inc.	1,102,752
15,700	WESCO International, Inc. *	622,348
		13,752,964
	ELECTRICAL UTILITY — CENTRAL (0.3%)
13,000	Entergy Corp.	1,553,760

	ELECTRICAL UTILITY — EAST (0.5%)
18,000	Exelon Corp.	1,469,520
17,000	FirstEnergy Corp.	1,229,780
		2,699,300

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Schedule of Investments

Shares		Value
	ELECTRICAL UTILITY — WEST (0.2%)
18,500	Sempra Energy	$1,144,780

	ELECTRONICS (1.3%)
40,800	Amphenol Corp. Class A	1,891,896
32,550	Diodes, Inc. *	978,779
26,500	Harris Corp.	1,661,020
31,000	MEMC Electronic Materials, Inc. *	2,743,190
		7,274,885
	ENTERTAINMENT (0.5%)
15,100	Central European Media Enterprises Ltd. Class A *	1,751,298
42,000	Discovery Holding Co. Ser. A *	1,055,880
		2,807,178
	ENTERTAINMENT TECHNOLOGY (0.4%)
29,000	Dolby Laboratories, Inc. Class A *	1,441,880
26,000	Scientific Games Corp. Class A *	864,500
		2,306,380
	ENVIRONMENTAL (0.8%)
37,500	Republic Services, Inc.	1,175,625
36,600	Stericycle, Inc. *	2,174,040
37,800	Waste Connections, Inc. *	1,168,020
		4,517,685
	FINANCIAL SERVICES — DIVERSIFIED (3.4%)
12,000	Affiliated Managers Group, Inc. *	1,409,520
20,000	Barclays PLC ADR	807,400
10,700	BlackRock, Inc. Class A	2,319,760
2,000	Credicorp Ltd.	152,600
5,000	Credit Suisse Group ADR	300,500
34,000	Eaton Vance Corp.	1,543,940
15,961	Fidelity National Information Services, Inc.	663,818
9,000	Franklin Resources, Inc.	1,029,870
18,300	HDFC Bank Ltd. ADR	2,387,235
38,000	Leucadia National Corp.	1,789,800
24,000	Loews Corp.	1,208,160
9,300	MasterCard, Inc. Class A	2,001,360
19,000	Principal Financial Group, Inc.	1,307,960
21,000	ProAssurance Corp. *	1,153,320
24,000	T. Rowe Price Group, Inc.	1,461,120
		19,536,363
	FOOD PROCESSING (1.5%)
11,000	Bunge Ltd.	$1,280,510
13,000	Diageo PLC ADR	1,115,790
56,250	Flowers Foods, Inc.	1,316,813
48,600	Groupe Danone ADR	872,370
28,000	Hormel Foods Corp.	1,133,440
11,000	McCormick & Company, Inc.	417,010
4,000	Ralcorp Holdings, Inc. *	243,160
35,400	Unilever PLC ADR	1,324,668
19,000	Wm. Wrigley Jr. Co.	1,112,450
		8,816,211
	FOREIGN TELECOMMUNICATIONS (0.8%)
34,000	America Movil SAB de C.V. Ser. L ADR	2,087,260
25,600	PT Telekomunikasi Indonesia ADR	1,075,456
34,000	Telefonos de Mexico S.A. de C.V. ADR	1,252,560
		4,415,276
	FURNITURE/HOME FURNISHINGS (0.1%)
16,000	Tempur-Pedic International, Inc.	415,520

	HEALTH CARE INFORMATION SYSTEMS (0.4%)
46,000	Allscripts Healthcare Solutions, Inc. *	893,320
20,500	Cerner Corp. *	1,156,200
		2,049,520
	HOME APPLIANCES (0.4%)
40,000	Toro Co. (The)	2,177,600

	HOTEL/GAMING (1.4%)
27,000	International Game Technology	1,186,110
24,500	Marriott International, Inc. Class A	837,410
10,000	MGM MIRAGE *	840,200
52,000	Penn National Gaming, Inc. *	3,096,600
18,000	Vail Resorts, Inc. *	968,580
29,000	WMS Industries, Inc. *	1,062,560
		7,991,460

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

December 31, 2007

Shares		Value
	HOUSEHOLD PRODUCTS (0.7%)
24,200	Church & Dwight Company, Inc.	$1,308,494
16,000	Energizer Holdings, Inc. *	1,794,080
35,000	Tupperware Brands Corp.	1,156,050
		4,258,624
	HUMAN RESOURCES (0.2%)
25,300	Watson Wyatt Worldwide, Inc. Class A	1,174,173

	INDUSTRIAL SERVICES (2.5%)
30,000	C.H. Robinson Worldwide, Inc.	1,623,600
48,000	CB Richard Ellis Group, Inc. Class A *	1,034,400
63,000	Corrections Corp. of America *	1,859,130
40,000	EMCOR Group, Inc. *	945,200
24,000	Expeditors International of Washington, Inc.	1,072,320
29,000	FTI Consulting, Inc. *	1,787,560
42,000	Geo Group, Inc. (The) *	1,176,000
34,500	Iron Mountain, Inc. *	1,277,190
36,000	Quanta Services, Inc. *	944,640
43,370	URS Corp. *	2,356,275
		14,076,315
	INFORMATION SERVICES (1.2%)
19,000	Alliance Data Systems Corp. *	1,424,810
14,000	Dun & Bradstreet Corp. (The)	1,240,820
21,000	FactSet Research Systems, Inc.	1,169,700
22,600	IHS, Inc. Class A *	1,368,656
16,000	Moody’s Corp.	571,200
59,000	Nuance Communications, Inc. *	1,102,120
		6,877,306
	INSURANCE — LIFE (1.0%)
20,600	AFLAC, Inc.	1,290,178
8,650	Delphi Financial Group, Inc. Class A	305,172
34,000	Manulife Financial Corp.	1,385,500
20,000	MetLife, Inc.	1,232,400
11,700	Prudential Financial, Inc.	1,088,568
6,000	Torchmark Corp.	363,180
		5,664,998
	INSURANCE — PROPERTY & CASUALTY (2.2%)
19,000	ACE Ltd.	$1,173,820
30,000	American Financial Group, Inc.	866,400
15,000	Arch Capital Group Ltd. *	1,055,250
25,000	Assurant, Inc.	1,672,500
20,000	Chubb Corp. (The)	1,091,600
33,750	HCC Insurance Holdings, Inc.	967,950
3,000	Markel Corp. *	1,473,300
17,800	RLI Corp.	1,010,862
16,500	SAFECO Corp.	918,720
24,100	Sun Life Financial, Inc.	1,348,154
23,550	Zenith National Insurance Corp.	1,053,392
		12,631,948
	INTERNET (0.6%)
8,000	Atheros Communications *	244,320
5,000	Google, Inc. Class A *	3,457,400
		3,701,720
	MACHINERY (5.0%)
14,200	Bucyrus International, Inc. Class A	1,411,338
14,000	Caterpillar, Inc.	1,015,840
33,700	CNH Global N.V.	2,218,134
23,300	Curtiss-Wright Corp.	1,169,660
19,200	Deere & Co.	1,787,904
18,000	Flowserve Corp.	1,731,600
21,300	Foster Wheeler Ltd. *	3,301,926
21,400	Gardner Denver, Inc. *	706,200
28,125	Graco, Inc.	1,047,938
29,850	IDEX Corp.	1,078,480
21,000	Kaydon Corp.	1,145,340
31,500	Lennox International, Inc.	1,304,730
62,000	Manitowoc Company, Inc. (The)	3,027,460
15,600	MSC Industrial Direct Co., Inc. Class A	631,332
22,000	Regal-Beloit Corp.	988,900
17,000	Robbins & Myers, Inc.	1,285,710
26,000	Roper Industries, Inc.	1,626,040
21,000	Snap-on, Inc.	1,013,040
31,200	Terex Corp. *	2,045,784
		28,537,356

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Schedule of Investments

Shares		Value
	MARITIME (0.3%)
34,000	Kirby Corp. *	$1,580,320

	MEDICAL SERVICES (3.0%)
26,000	Amedisys, Inc. *	1,261,520
20,700	Coventry Health Care, Inc. *	1,226,475
24,000	DaVita, Inc. *	1,352,400
18,000	Fresenius Medical Care AG & Co. KGaA ADR	949,500
23,000	Healthways, Inc. *	1,344,120
23,000	Humana, Inc. *	1,732,130
30,000	inVentiv Health, Inc. *	928,800
21,000	Pediatrix Medical Group, Inc. *	1,431,150
42,400	Psychiatric Solutions, Inc. *	1,378,000
36,000	Sierra Health Services, Inc. *	1,510,560
15,300	Sunrise Senior Living, Inc. *	469,404
34,400	VCA Antech, Inc. *	1,521,512
23,630	WellPoint, Inc. *	2,073,060
		17,178,631
	MEDICAL SUPPLIES (5.0%)
8,000	Alcon, Inc.	1,144,320
25,000	ArthroCare Corp. *	1,201,250
12,200	Bard (C.R.), Inc.	1,156,560
21,000	Baxter International, Inc.	1,219,050
14,500	Becton Dickinson & Co.	1,211,910
17,500	Charles River Laboratories International, Inc. *	1,151,500
37,000	DENTSPLY International, Inc.	1,665,740
4,600	Haemonetics Corp. *	289,892
56,000	Henry Schein, Inc. *	3,438,400
49,192	Hologic, Inc. *	3,376,539
24,000	IDEXX Laboratories, Inc. *	1,407,120
25,600	Illumina, Inc. *	1,517,056
20,000	Intuitive Surgical, Inc. *	6,490,000
2,500	Inverness Medical Innovations, Inc. *	140,450
18,000	McKesson Corp.	1,179,180
11,000	NuVasive, Inc. *	434,720
27,000	Owens & Minor, Inc.	1,145,610
14,400	West Pharmaceutical Services, Inc.	584,496
		28,753,793
	METALS & MINING DIVERSIFIED (0.4%)
27,000	Allegheny Technologies, Inc.	2,332,800

	METALS FABRICATING (0.9%)
22,000	Chicago Bridge & Iron Co. N.V.	$1,329,680
26,000	Harsco Corp.	1,665,820
26,000	Kennametal, Inc.	984,360
16,000	Shaw Group, Inc. (The) *	967,040
		4,946,900
	NATURAL GAS — DISTRIBUTION (0.8%)
18,000	AGL Resources, Inc.	677,520
15,800	BG Group PLC ADR	1,803,570
33,600	Southern Union Co.	986,496
31,000	UGI Corp.	844,750
		4,312,336
	NATURAL GAS — DIVERSIFIED (1.8%)
32,000	Energen Corp.	2,055,360
20,000	Equitable Resources, Inc.	1,065,600
24,000	National Fuel Gas Co.	1,120,320
20,000	Questar Corp.	1,082,000
40,000	Southwestern Energy Co. *	2,228,800
53,470	XTO Energy, Inc.	2,746,219
		10,298,299
	NEWSPAPER (0.2%)
60,000	News Corp. Class B	1,275,000

	OILFIELD SERVICES/EQUIPMENT (0.9%)
10,500	Core Laboratories N.V. *	1,309,560
14,600	Exterran Holdings, Inc. *	1,194,280
44,000	FMC Technologies, Inc. *	2,494,800
		4,998,640
	PACKAGING & CONTAINER (1.0%)
30,700	AptarGroup, Inc.	1,255,937
7,000	Ball Corp.	315,000
34,000	CLARCOR, Inc.	1,290,980
18,500	Greif, Inc. Class A	1,209,345
30,000	Owens-Illinois, Inc. *	1,485,000
		5,556,262
	PAPER & FOREST PRODUCTS (0.2%)
37,000	Votorantim Celulose e Papel S.A. ADR	1,102,970

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

December 31, 2007

Shares		Value
	PETROLEUM — INTEGRATED (1.3%)
7,000	BASF AG ADR	$1,039,500
32,000	Petroleo Brasileiro S.A. — Petrobras ADR	3,687,680
32,000	Tesoro Corp.	1,526,400
13,700	Total S.A. ADR	1,131,620
		7,385,200
	PETROLEUM — PRODUCING (1.7%)
8,600	CNOOC Ltd. ADR	1,439,898
22,200	Forest Oil Corp. *	1,128,648
66,000	Range Resources Corp.	3,389,760
77,500	Tenaris S.A. ADR	3,466,575
		9,424,881
	PHARMACY SERVICES (1.2%)
28,000	CVS Caremark Corp.	1,113,000
40,000	Express Scripts, Inc. *	2,920,000
22,000	Longs Drug Stores Corp.	1,034,000
15,000	Medco Health Solutions, Inc. *	1,521,000
		6,588,000
	POWER (0.7%)
49,000	AES Corp. (The) *	1,048,110
58,000	Covanta Holding Corp. *	1,604,280
43,000	Reliant Energy, Inc. *	1,128,320
		3,780,710
	PRECISION INSTRUMENT (1.4%)
18,300	Applera Corporation—Applied Biosystems Group	620,736
15,400	Mettler Toledo International, Inc. *	1,752,520
68,000	Siliconware Precision Industries Co. ADR	604,520
38,000	Thermo Fisher Scientific, Inc. *	2,191,840
14,400	Triumph Group, Inc.	1,185,840
19,000	Waters Corp. *	1,502,330
		7,857,786
	R.E.I.T. (0.8%)
9,200	AvalonBay Communities, Inc.	866,088
16,000	BRE Properties, Inc.	648,480
17,000	Brookfield Properties Co.	327,250
9,400	Essex Property Trust, Inc.	916,406
12,000	LaSalle Hotel Properties	382,800
21,000	ProLogis	1,330,980
4,000	SL Green Realty Corp.	373,840
		4,845,844
	RAILROAD (1.0%)
13,500	Burlington Northern Santa Fe Corp.	$1,123,605
22,900	Canadian National Railway Co.	1,074,697
19,000	Canadian Pacific Railway Ltd.	1,228,160
41,000	Kansas City Southern *	1,407,530
20,000	Norfolk Southern Corp.	1,008,800
		5,842,792
	RESTAURANT (1.2%)
8,700	Chipotle Mexican Grill, Inc. Class A *	1,279,509
27,000	Darden Restaurants, Inc.	748,170
126,562	Sonic Corp. *	2,771,708
24,376	Tim Hortons, Inc.	900,205
34,000	Yum! Brands, Inc.	1,301,180
		7,000,772
	RETAIL — AUTOMOTIVE (0.6%)
8,400	AutoZone, Inc. *	1,007,244
27,000	Copart, Inc. *	1,148,850
33,600	O’Reilly Automotive, Inc. *	1,089,648
		3,245,742
	RETAIL — SPECIAL LINES (1.3%)
45,000	Coach, Inc. *	1,376,100
45,000	Dick’s Sporting Goods, Inc. *	1,249,200
44,000	GameStop Corp. Class A *	2,732,840
23,300	J. Crew Group, Inc. *	1,123,293
30,000	Men’s Wearhouse, Inc. (The)	809,400
16,000	Zumiez, Inc. *	389,760
		7,680,593
	RETAIL BUILDING SUPPLY (0.0%)
4,000	Fastenal Co.	161,680

	RETAIL STORE (0.4%)
18,000	Costco Wholesale Corp.	1,255,680
33,000	Nordstrom, Inc.	1,212,090
		2,467,770
	SECURITIES BROKERAGE (0.8%)
8,000	Bear Stearns Companies, Inc. (The)	706,000
2,200	CME Group, Inc.	1,509,200
6,200	Goldman Sachs Group, Inc. (The)	1,333,310
33,000	Raymond James Financial, Inc.	1,077,780
		4,626,290

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Schedule of Investments

Shares		Value
	SEMICONDUCTOR (0.2%)
37,500	NVIDIA Corp. *	$1,275,750

	SHOE (0.8%)
13,000	Deckers Outdoor Corp. *	2,015,780
5,200	Genesco, Inc. *	196,560
14,000	Iconix Brand Group, Inc. *	275,240
20,000	NIKE, Inc. Class B	1,284,800
21,600	Steven Madden Ltd. *	432,000
26,000	Wolverine World Wide, Inc.	637,520
		4,841,900
	STEEL — GENERAL (0.4%)
12,000	Carpenter Technology Corp.	902,040
22,000	Nucor Corp.	1,302,840
		2,204,880
	TELECOMMUNICATION SERVICES (4.3%)
35,750	American Tower Corp. Class A *	1,522,950
29,000	AT&T, Inc.	1,205,240
17,300	BT Group PLC ADR	932,816
21,000	CenturyTel, Inc.	870,660
50,877	Crown Castle International Corp. *	2,116,483
16,000	Equinix, Inc. *	1,617,120
6,000	Golden Telecom, Inc. *	605,700
14,500	Millicom International Cellular S.A. *	1,710,130
20,000	Mobile TeleSystems ADR	2,035,800
39,000	NII Holdings, Inc. *	1,884,480
19,500	Philippine Long Distance Telephone Co. ADR	1,476,540
11,000	Telefonica S.A. ADR	1,073,490
52,300	Time Warner Telecom, Inc. Class A *	1,061,167
127,500	Vimpel-Communications ADR	5,304,000
28,400	Vodafone Group PLC ADR	1,059,888
		24,476,464
	TELECOMMUNICATIONS EQUIPMENT (0.9%)
22,700	Anixter International, Inc. *	1,413,529
30,000	Ciena Corp. *	1,023,300
35,000	Cisco Systems, Inc. *	947,450
34,000	CommScope, Inc. *	1,673,140
		5,057,419
	THRIFT (0.4%)
89,768	Hudson City Bancorp, Inc.	$1,348,315
47,250	People’s United Financial, Inc.	841,050
		2,189,365
	TIRE & RUBBER (0.3%)
24,400	Carlisle Companies, Inc.	903,532
17,400	Telephone and Data Systems, Inc.	1,089,240
		1,992,772
	TOBACCO (0.4%)
16,000	Altria Group, Inc.	1,209,280
17,000	British American Tobacco PLC ADR	1,335,520
		2,544,800
	TOILETRIES & COSMETICS (0.2%)
34,800	Luxottica Group S.p.A. ADR	1,095,852

	TRUCKING (0.7%)
29,000	Hunt (J.B.) Transport Services, Inc.	798,950
76,000	Landstar System, Inc.	3,203,400
		4,002,350
	WATER UTILITY (0.2%)
27,600	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,297,200

	WIRELESS NETWORKING (0.6%)
15,900	Research In Motion Ltd. *	1,803,060
43,000	SBA Communications Corp. Class A *	1,455,120
		3,258,180
	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (96.1%) (Cost $343,378,354)	548,263,661

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

December 31, 2007

Principal Amount		Value
REPURCHASE AGREEMENTS (3.8%)
$21,400,000	With Morgan Stanley, 0.95%, dated 12/31/07, due 1/2/08, delivery value $21,401,129 (collateralized by $15,255,000 U.S. Treasury Notes 8.75%, due 5/15/20, with a value of $21,842,703)	$21,400,000
	TOTAL REPURCHASE AGREEMENTS (Cost $21,400,000)	21,400,000

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		820,739

NET ASSETS (100.0%)		$570,484,400

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($570,484,400 ÷ 19,419,400 shares outstanding)		$29.38

*        Non-income producing.
ADR  American Depositary Receipt
GDR  Global Depositary Receipt

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Statement of Assets and Liabilities
at December 31, 2007

Assets:
Investment securities, at value (Cost — $343,378,354)	$548,263,661
Repurchase agreements (Cost — $21,400,000)	21,400,000
Cash	182,955
Receivable for securities sold	513,667
Interest and dividends receivable	482,670
Receivable for capital shares sold	626,669
Prepaid expenses	20,064
Total Assets	571,489,686
Liabilities:
Payable for securities purchased	171,713
Payable for capital shares repurchased	280,694
Accrued expenses:
Advisory fee	364,594
Service and distribution plan fees payable	121,531
Directors’ fees and expenses	9,797
Other	56,957
Total Liabilities	1,005,286
Net Assets	$570,484,400
Net assets consist of:
Capital stock, at $1.00 par value (authorized 100,000,000, outstanding 19,419,400 shares)	$19,419,400
Additional paid-in capital	330,884,562
Undistributed net investment income	1,381
Accumulated net realized gain on investments	15,293,938
Net unrealized appreciation of investments and foreign currency translations	204,885,119
Net Assets	$570,484,400
Net Asset Value, Offering and Redemption Price per Outstanding Share ($570,484,400 ÷ 19,419,400 shares outstanding)	$29.38

Statement of Operations
for the Year Ended December 31, 2007

Investment Income:
Dividends (Net of foreign withholding tax of $151,932)	$5,157,238
Interest	1,168,989
Total Income	6,326,227
Expenses:
Advisory fee	4,055,103
Service and distribution plan fees	1,351,701
Auditing and legal fees	181,300
Transfer agent fees	157,700
Printing and postage	97,899
Custodian fees	92,407
Directors’ fees and expenses	43,900
Telephone	16,502
Insurance	13,804
Registration and filing fees	7,100
Proxy fee expense	6,799
Other	1,601
Total Expenses Before Custody Credits	6,025,816
Less: Custody Credits	(8,806)
Net Expenses	6,017,010
Net Investment Income	309,217
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Exchange Transactions:
Net Realized Gain	44,301,419
Change in Net Unrealized Appreciation/(Depreciation)	43,669,561
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	87,970,980
Net Increase in Net Assets from Operations	$88,280,197

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Statement of Changes in Net Assets
for the Years Ended December 31, 2007 and 2006

	Year Ended December 31, 2007	Year Ended December 31, 2006
Operations:
Net investment income/(loss)	$309,217	$(269,948)
Net realized gain on investments	44,301,419	30,116,141
Change in net unrealized appreciation	43,669,561	17,238,314
Net increase in net assets from operations	88,280,197	47,084,507
Distributions to Shareholders:
Net investment income	(606,845)	—
Net realized gain from investment transactions	(36,752,741)	(30,048,237)
Total Distributions	(37,359,586)	(30,048,237)
Capital Share Transactions:
Proceeds from sale of shares	109,600,229	102,143,231
Proceeds from reinvestment of dividends and distributions to shareholders	36,036,975	28,814,224
Cost of shares repurchased	(115,859,406)	(99,322,215)
Net increase from capital share transactions	29,777,798	31,635,240
Total Increase in Net Assets	80,698,409	48,671,510
Net Assets:
Beginning of year	489,785,991	441,114,481
End of year	$570,484,400	$489,785,991
Undistributed net investment income, at end of year	$1,381	$1,537

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Notes to Financial Statements

1.	Significant Accounting Policies

Value Line Premier Growth Fund, Inc. (the “Fund”) (formerly known as The Value Line Special Situations Fund, Inc.) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in a diversified portfolio of U.S. equity securities with favorable growth potential.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A)    Security Valuation.     Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith.

In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

(B)    Repurchase Agreements.    In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C)    Federal Income Taxes.    It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Value Line Premier Growth Fund, Inc.

December 31, 2007

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation” or “FIN 48”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. As of December 31, 2007, management has reviewed the tax positions for the tax years still subject to tax audit under the statute of limitations, evaluated the implications of FIN 48, and determined that there is no impact to the Fund’s financial statements at this time.

(D)    Security Transactions and Distributions.    Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E)    Foreign Currency Translation.    The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/depreciation on investments.

(F)    Representations and Indemnifications.    In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(G)    Accounting for Real Estate Investment Trusts. The Fund owns shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

(H)    Foreign Taxes.    The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Value Line Premier Growth Fund, Inc.

Notes to Financial Statements

2.	Capital Share Transactions and Distributions to Shareholders

Transactions in capital stock were as follows:

	Year Ended December 31, 2007	Year Ended December 31, 2006
Shares sold	3,730,927	3,766,825
Shares issued to shareholders in reinvestment of distributions	1,254,567	1,079,194
	4,985,494	4,846,019
Shares repurchased	(3,974,513)	(3,665,496)
Net increase	1,010,981	1,180,523
Dividends per share from net investment income	$0.0334	$—
Distributions per share from net realized gains	$2.0207	$1.7309

3.    Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

Year Ended December 31, 2007
Purchases:
Investment Securities	$158,099,062
Sales
Investment Securities	$151,600,596

4.	Income Taxes

At December 31, 2007, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$364,794,283
Gross tax unrealized appreciation	$212,087,865
Gross tax unrealized depreciation	(7,218,487)
Net tax unrealized appreciation on investments	$204,869,378
Undistributed long-term gain	$15,311,728

The differences between book and tax basis unrealized appreciation/(depreciation) on investments were primarily attributed to wash sale loss deferrals and investments in REITS.

Permanent book-tax differences relating to the current year were reclassified within the composition of the net asset accounts. The Fund increased undistributed net investment income by approximately $297,472, decreased accumulated net realized gain by approximately $295,012, and decreased additional paid-in-capital by $2,460. These reclassifications were primarily due to differing treatments of distributions and foreign currency translation for tax purposes.

The tax composition of distributions to shareholders for the years ended December 31, 2007 and December 31, 2006 were as follows:

	2007	2006
Ordinary income	$311,861	$—
Long-term capital gain	37,047,725	30,048,237
	$37,359,586	$30,048,237

5.	Investment Advisory Fee, Service and Distribution Fees, and Transactions With Affiliates

An advisory fee of $4,055,103 was paid or payable to Value Line, Inc., the Fund’s investment adviser (the “Adviser”), for the year ended December 31, 2007. This was computed at the rate of 3/4 of 1% of the average daily

Value Line Premier Growth Fund, Inc.

December 31, 2007

net assets during the year and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the funds’ respective net assets. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2007, fees amounting to $1,351,701 were paid or payable to the Distributor under the Plan.

For the year ended December 31, 2007, the Fund’s expenses were reduced by $8,806 under a custody credit agreement with the custodian.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 181,909 shares of the Fund’s capital stock, representing less than 1% of the outstanding shares at December 31, 2007. In addition, the officers and directors of the Fund as a group owned 1,221 shares of the Fund, representing less than 1% of the outstanding shares.

Value Line Premier Growth Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

	Years Ended December 31,
	2007	2006		2005		2004		2003
Net asset value, beginning of year	$26.61	$25.60		$24.23		$20.84		$16.08
Income/(loss) from Investment Operations:
Net investment gain/(loss)	0.02	(0.01)		(0.01)		(0.06)		(0.04)
Net gains or losses on securities (both realized and unrealized)	4.80	2.75		2.80		3.89		4.80
Total from investment operations	4.82	2.74		2.79		3.83		4.76
Less distributions:
Dividends from net investment income	(0.03)	—		—		—		—
Distributions from net realized gains	(2.02)	(1.73)		(1.42)		(0.44)		—
Total Distributions	(2.05)	(1.73)		(1.42)		(0.44)		—
Net asset value, end of year	$29.38	$26.61		$25.60		$24.23		$20.84
Total return	18.30%	10.68%		11.49%		18.42%		29.60%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$570,484	$489,786		$441,114		$384,030		$309,825
Ratio of expenses to average net assets(1)	1.11%	1.18%		1.13%		1.15%		1.18%
Ratio of net investment income/(loss) to average net assets	0.06%	(0.06	) %	(0.06	) %	(0.31	) %	(0.21	) %
Portfolio turnover rate	29%	38%		44%		54%		52%

(1)	Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been unchanged for the years shown.

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders
of Value Line Premier Growth Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Premier Growth Fund, Inc. (the “Fund”) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York

February 25, 2008

Value Line Premier Growth Fund, Inc.

Federal Tax Status of Distributions (unaudited)

For corporate taxpayers, 100% of the ordinary income distributions paid during the calendar year 2007, qualify for the corporate dividends received deductions.

During the calendar year 2007, 100% of the ordinary income distribution are treated as qualified dividends.

During the calendar year 2007, the Fund distributed $37,047,725 of long-term capital gain to its shareholders.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line Premier Growth Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Jean Bernhard Buttner Age 73	Chairman of the Board of Directors and President	Since 1983
Chairman, President and Chief Executive Officer of Value Line, Inc. (the “Adviser”) and Value Line Publishing, Inc. Chairman and President of each of the 14 Value Line Funds and Value Line Securities, Inc. (the “Distributor”).
Value Line, Inc.
Non-Interested Directors
John W. Chandler 116 North Hemlock Lane Williamstown, MA 01267 Age 84	Director (Lead Independent Director since 2007)	Since 1991	Consultant, Academic Search Consultation Service, Inc. (1994–2004); Trustee Emeritus and Chairman (1993–1994) of the Board of Trustees of Duke University; President Emeritus, Williams College.	None
Frances T. Newton 4921 Buckingham Drive Charlotte, NC 28209 Age 66	Director	Since 2000	Retired. Customer Support Analyst, Duke Power Company, until April 2007.	None
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 Age 76	Director	Since 2000
Professor of History, Williams College, (1961–2002). Professor Emeritus since 2002. President Emeritus since 1994 and President, (1985–1994); Chairman (1993–1997) and Interim President (2002–2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 Age 72	Director	Since 1997	Visiting Professor of Classics, Williams College, since 1999; President Emeritus, Skidmore College since 1999 and President, (1987–1998).	None

Value Line Premier Growth Fund, Inc.

Management of the Fund

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 Age 68	Director	Since 1983	Chairman, Institute for Political Economy.	None
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 Age 58	Director	Since 1996	Senior Financial Advisor, Veritable L.P. (Investment Adviser) since 2004; Senior Financial Advisor, Hawthorn, (2001–2004).	None
Officers
David T. Henigson Age 50	Vice President/ Secretary/ Chief Compliance Officer	Since 1994
Director, Vice President and Chief Compliance Officer of the Adviser. Director and Vice President of the Distributor. Vice President, Secretary and Chief Compliance Officer of each of the 14 Value Line Funds.

Stephen R. Anastasio Age 48	Treasurer	Since 2005	Corporate Controller of the Adviser until 2003; Chief Financial Officer of the Adviser (2003–2005); Treasurer of the Adviser since 2005; Treasurer of each of the 14 Value Line Funds since 2005.
Howard A. Brecher Age 53	Assistant Treasurer/ Assistant Secretary	Since 2005	Director, Vice President and Secretary of the Adviser. Director and Vice President of the Distributor.

*	Mrs. Buttner is an “interested person” as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s directors and is available, without charge, upon request by calling 1-800-243-2729.

Value Line Premier Growth Fund, Inc.

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Value Line Premier Growth Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — The Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am–5pm CST, Monday–Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 2. Code of Ethics

(a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

(f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its

Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

(2) The Registrant’s Board has designated John W. Chandler, a member of the Registrant’s Audit Committee, as the Registrant’s Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the

Association of American Colleges and Universities (1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an “audit committee financial expert” shall not make such person an "expert" for any purpose, including without limitation under Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees 2007 - $94,539

(b) Audit-Related fees – None.

(c) Tax Preparation Fees 2007 -$7,517

(d) All Other Fees –None

(e) (1) Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed were pre-approved by the committee.

(e) (2) Not applicable.

(f) Not applicable.

(g) Aggregate Non-Audit Fees 2007 -$7,517

(h) Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)

The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)	Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 99.COE

(b)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Jean B. Buttner
Jean B. Buttner, President

Date:	February 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jean B. Buttner
Jean B. Buttner, President, Principal Executive Officer

By:	/s/ Stephen R. Anastasio
Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date: February 26, 2008